Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	Jun. 30, 2025
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Furniture and fixture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years